Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Accrued payroll	163,621	212,677
Payable for purchase of property and equipment	21,445	45,590
Rent payable	7,532	18,210
Amounts reimbursable to employees (a)	11,022	16,157
VAT payable	9,516	12,125
Refundable fees received from students (b)	8,687	11,541
Welfare payable	6,102	9,187
Accrued advertising fees	7,798	8,548
Refundable deposits (c)	5,382	7,290
Payable for investments and acquisitions	—	5,420
Royalty fees payable (d)	4,011	4,410
Other taxes payable	1,604	2,945
Accrued professional service fees	1,486	1,134
Others (e)	12,494	18,303

Total	260,700	373,537

(a)	Amounts reimbursable to employees include traveling and the related expenses.
(b)

Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for classes withdrawn.

(c)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(d)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(e)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.